Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 – RELATED PARTY TRANSACTIONS

The Company records transactions with various related parties. These related party balances as of December 31, 2018 and 2017 and transactions for the years ended December 31, 2018 and 2017 are identified as follows:

Related Party Balances:

As of December 31, 2018 and 2017, the balances due to related parties were as follows:

	December 31, 2018	December 31, 2017
Mr. Hengfang Li (1)	$561,313	$375,697

As of December 31, 2018 and 2017, the balances resulting from normal course of business with related parties were as follows:

	December 31, 2018	December 31, 2017
Accounts receivable
- Reto International Trading (2)	$450,473	$-
Advance to supplier
- Shexian Ruibo (3)	$947,557	$-
Accounts payable
- Q Green Techcon Private Limited (4)	$557,584	$-

(1)	Mr. Hengfang Li is the Chief Executive Officer (“CEO”) and major shareholder of the Company. Mr. Li periodically provides working capital loans to support the Company’s operations when needed.

(2)	Reto International Trading Co. Ltd. (“Reto International Trading”) is a related party due to the sole shareholder of Reto International Trading is a greater than 5% shareholder of RETO.

(3)	Shexian Ruibo is a related party because the majority shareholder of Shexian Ruibo was a greater than 5% shareholder of RETO in 2018.

(4)	Q Green Techcon Private Limited is the minority Shareholder of REIT India and holds 49% of REIT India’s equity.

The Company’s principal shareholders also provide personal guarantees for the Company’s short-term loans (Note 9) and long-term bank loans (Note 11).

On March 17, 2017, Reit Changjiang entered into a guarantee agreement to guarantee the payment obligations of the Company’s related party, Changjiang Zhongrong Hengde Ecology Co., Ltd., to Changjiang Li Autonomous County Rural Credit Cooperatives. The guaranteed principal creditor’s right is RMB 25,000,000 (US$ 3,842,500).

On November 8, 2018, Shexian Ruibo borrowed RMB 6 million (approximately $0.87 million) from an individual investor through Fusheng (Beijing) Capital Investment Consulting Co., Ltd (“Fusheng Capital”) with an interest rate of 14% per annum, which was guaranteed by REIT Holdings and REIT Changjiang. On January 5, 2019, Shexian Ruibo terminated this financing entrustment contract with Fusheng Capital (See Note 14).

Related Party Sales and Purchase Transactions:

The Company also makes regular sales to various related parties, as well as making purchase from a related party during the normal course of business.

The total sales and purchase with related parties for the years ended December 31, 2018, 2017 and 2016, were as follows:

	For the years ended December 31,
	2018	2017	2016
Sales to related parties
Zhongrong Honghe Eco Construction Materials Co., Ltd (1)	$567,812	$-	$-
Changjiang Zhongrong Hengde Environmental Protection Co., Ltd. (2)	233,559	-	-
Reto International Trading Co. Ltd.	1,139,440	-	-
Total	$1,940,811	$-	$-
Purchase from a relate party
Shexian Ruibo Environmental Science and Technology Co., Ltd.	5,843,564	-	-
Total	$5,843,564	$-	$-

(1)	Zhongrong Honghe Eco Construction Materials Co., Ltd. is an entity controlled by the CEO’s wife.

(2)	Changjiang Zhongrong Hengde Environmental Protection Co., Ltd. is an entity controlled by the CEO’s wife.